UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-7044

The Dreyfus Socially Responsible Growth Fund, Inc. (Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166 (Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166 (Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 922-6000
Date of fiscal year end:	12/31
Date of reporting period:	09/30/2008

FORM N-Q

Item 1.	Schedule of Investments.

STATEMENT OF INVESTMENTS
The Dreyfus Socially Responsible Growth Fund, Inc.
September 30, 2008 (Unaudited)

Common Stocks--99.4%	Shares		Value ($)

Consumer Discretionary--10.7%
Autoliv	19,925		672,469
Choice Hotels International	56,475		1,530,472
Coach	90,200	a	2,258,608
Deckers Outdoor	7,250	a,b	754,580
DeVry	25,400		1,258,316
Gap	172,125		3,060,382
McDonald's	40,350		2,489,595
News, Cl. B	328,225		3,987,934
NIKE, Cl. B	53,375		3,570,787
TJX Cos.	78,200		2,386,664
Walt Disney	124,550		3,822,439
Weight Watchers International	29,100		1,065,060
			26,857,306
Consumer Staples--12.5%
Bare Escentuals	44,950	a,b	488,606
Costco Wholesale	73,025		4,741,513
Hansen Natural	90,900	a,b	2,749,725
Kimberly-Clark	61,200		3,968,208
PepsiCo	145,975		10,403,638
Procter & Gamble	102,625		7,151,936
SYSCO	65,125		2,007,804
			31,511,430
Energy--8.8%
Anadarko Petroleum	80,225		3,891,715
Cimarex Energy	55,975		2,737,737
EnCana	23,050		1,515,076
ENSCO International	48,825	b	2,813,785
Nexen	95,925		2,228,338
Noble	102,675		4,507,432
SEACOR Holdings	27,450	a,b	2,167,177
Smith International	38,675		2,267,902
			22,129,162
Financial--7.3%
BlackRock	15,800		3,073,100
Chubb	41,975		2,304,427
Northern Trust	58,925		4,254,385
PNC Financial Services Group	54,725		4,087,957
SVB Financial Group	25,050	a,b	1,450,896
TD Ameritrade Holding	77,300	a	1,252,260
Travelers Cos.	44,400		2,006,880
			18,429,905
Health Care--13.7%
Aetna	72,525		2,618,878
Alcon	15,375		2,483,216
Amgen	78,600	a	4,658,622
AstraZeneca Group, ADR	44,000	b	1,930,720
Becton, Dickinson & Co.	59,725		4,793,528
Genzyme	67,500	a	5,460,075
Johnson & Johnson	80,600		5,583,968
Novartis, ADR	23,675		1,250,987
WellPoint	79,650	a	3,725,231
Zimmer Holdings	30,225	a	1,951,326
			34,456,551
Industrial--13.5%

3M	48,450		3,309,620
Danaher	27,100	b	1,880,740
Donaldson	23,600		989,076
Emerson Electric	166,950		6,809,891
Equifax	39,825		1,371,971
First Solar	6,675	a	1,260,974
Fluor	25,700		1,431,490
Herman Miller	89,000	b	2,177,830
Nordson	25,250	b	1,240,028
Rockwell Collins	68,300		3,284,547
Ryder System	21,575		1,337,650
United Technologies	101,875		6,118,613
Wabtec	23,250	b	1,191,098
Woodward Governor	44,875		1,582,741
			33,986,269
Materials--3.1%
Air Products & Chemicals	37,050		2,537,555
Calgon Carbon	65,025	a,b	1,323,909
Nucor	37,425		1,478,288
Praxair	33,700		2,417,638
			7,757,390
Technology--26.8%
Accenture, Cl. A	88,125		3,348,750
Apple	48,050	a	5,461,363
Applied Materials	154,700		2,340,611
Cisco Systems	255,650	a	5,767,464
EMC	176,050	a	2,105,558
Google, Cl. A	12,475	a	4,996,487
Hewitt Associates, Cl. A	49,500	a	1,803,780
Intel	121,325		2,272,417
International Business Machines	98,150		11,479,624
MasterCard, Cl. A	13,425		2,380,655
Microsoft	409,600		10,932,224
National Semiconductor	109,350	b	1,881,914
Nortel Networks	5,505	a	12,331
QUALCOMM	106,500		4,576,305
STMicroelectronics (New York
Shares)	86,375	b	879,298
Symantec	80,650	a	1,579,127
Texas Instruments	197,725		4,251,088
Xerox	93,100		1,073,443
			67,142,439
Telecommunication Services--.7%
Windstream	161,750		1,769,545
Utilities--2.3%
NiSource	102,325		1,510,317
Sempra Energy	65,750		3,318,403
WGL Holdings	27,775		901,299
			5,730,019
Total Common Stocks
(cost $252,096,360)			249,770,016

Other Investment--.7%

Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $1,728,000)	1,728,000	[c]	1,728,000
Investment of Cash Collateral for
Securities Loaned--6.0%

Registered Investment Company;
Dreyfus Institutional Cash

Advantage Plus Fund
(cost $15,071,697)	15,071,697	[c]	15,071,697
Total Investments (cost $268,896,057)	106.1%		266,569,713
Liabilities, Less Cash and Receivables	(6.1%)		(15,247,769)
Net Assets	100.0%		251,321,944

ADR - American Depository Receipts

a	Non-income producing security.

b	All or a portion of these securities are on loan. At September 30, 2008, the total market value of the fund's securities on loan is $15,284,906 and the total market value of the collateral held by the fund is $15,071,697.

c	Investment in affiliated money market mutual fund.

At September 30, 2008, the aggregate cost of investment securities for income tax purposes was $268,896,057.

Net unrealized depreciation on investments was $2,326,344 of which $22,262,920 related to appreciated investment securities and $24,589,264 related to depreciated investment securities.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157),

Fair Value Measurements.
These inputs are summarized in the three broad levels listed below.
Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2008 in valuing the fund's investments carried at fair value:

Valuation Inputs	Investments in Securities ($)	Other Financial Instruments* ($)

Level 1 - Quoted Prices	266,569,713		0

Level 2 - Other Significant Observable Inputs	0		0

Level 3 - Significant Unobservable Inputs	0		0

Total	266,569,713		0

*Other financial instruments include derivative instruments, such as futures, forward currency exchange contracts and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

Item 2.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Dreyfus Socially Responsible Growth Fund, Inc.

By:	/s/ J. David Officer
J. David Officer
President

Date:	November 17, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date:	November 17, 2008

By:	/s/ James Windels
James Windels
Treasurer

Date:	November 17, 2008

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)